Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tax assets and liabilities [Abstract]
Schedule of deferred tax assets and liabilities	The statement of financial position contains deferred tax assets of $119 million (31 December 2024: $142 million) and deferred tax liabilities of $1,830 million (31 December 2024: $1,514 million), which are presented on a net basis in each of the categories below for the purpose of this movement analysis only:

	2025 $m
	Net deferred tax liabilities (assets) at 1 Jan	Movement in income statement	Other movements including foreign exchange movements	Net deferred tax liabilities (assets) at 31 Dec
Unrealised losses or gains on investments	148	71	6	225
Balances relating to insurance and reinsurance contracts	1,408	190	78	1,676
Short-term temporary differences	(60)	22	–	(38)
Unused tax losses	(124)	(20)	(8)	(152)
Net deferred tax liabilities	1,372	263	76	1,711

	2024 $m
	Net deferred tax liabilities (assets) at 1 Jan	Movement in income statement	Other movements including foreign exchange movements	Net deferred tax liabilities (assets) at 31 Dec
Unrealised losses or gains on investments	129	32	(13)	148
Balances relating to insurance and reinsurance contracts	1,170	260	(22)	1,408
Short-term temporary differences	(94)	28	6	(60)
Unused tax losses	(111)	(17)	4	(124)
Net deferred tax liabilities	1,094	303	(25)	1,372